Warrant Liability (Details) - Schedule of the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance	6 Months Ended
Jun. 30, 2022 USD ($)
Units and Prefunded Units [Member]
Warrant Liability (Details) - Schedule of the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance [Line Items]
Gross Proceeds	$ 19,999,999
Less: Total fair value of warrant liability	(9,063,025)
Residual value to common shares	10,936,974
Day one loss-change in fair value opening
Over allotment warrants [Member]
Warrant Liability (Details) - Schedule of the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance [Line Items]
Gross Proceeds	13,045
Less: Total fair value of warrant liability	(975,393)
Residual value to common shares
Day one loss-change in fair value opening	$ (962,350)